Note 7 - Debt - Repayments (Details) - USD ($) $ in Thousands				6 Months Ended
	Jun. 30, 2017	Jun. 29, 2017	Jun. 27, 2017	Jun. 30, 2017
Series C Convertible Preferred Stock [Member]
Amount outstanding under the Series C shares	$ 748	$ 1,517	$ 550	$ 4,685